Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Lease expenses	$ 5,203	$ 1,216
Cost of revenue	33,846	$ 7,870
Licensing expenses	9,415
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of revenue	$ 2,750